SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Operating lease:
Current lease liabilities	$ 3,938,076	$ 5,349,876	$ 4,100,541
Lease liabilities:
Current lease liabilities	1,351,338	1,835,793	1,632,192
Non-current lease liabilities	2,893,650	3,931,024	2,809,102
Total lease liabilities	$ 4,244,988	$ 5,766,817	$ 4,441,294